Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Federal depository insurance coverage	$ 250,000	$ 250,000		$ 250,000
Cash equivalents	0		$ 0	0
Cash at bank	877,620		2,266,049	877,620
Cash held in trust account			373,800,000
Transaction costs—derivative warrant liabilities			946,010
Offering costs	196,307	266,102	19,477,581
Profit loss			(4,832,201)	1,384,201
Net income loss	$ (2,984,151)	$ 4,368,352	(4,832,201)	1,384,201
IPO [Member]
Reimbursement received			$ 3,000,000.0	$ 3,000,000.0
Warrant [Member]
Antidilutive securities excluded from computation of earnings per share amount			15,660,417
Common Class A [Member]
Ordinary shares subject to possible redemption	33,137,137		33,044,958	33,137,137
Interest income from investment in trust account net of taxes			$ 0
Net income loss attributable to redeemable non controlling interest			$ 0
Common Class A [Member] | IPO [Member]
Number of warrants or rights outstanding			9,343,750
Private Placement Warrants [Member]
Number of warrants or rights outstanding			6,316,667